Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
11.	INTANGIBLE ASSETS, NET

	As of December 31,
	2020	2021
	RMB	RMB
Cost:
Trademark	177,805	625,715
Software	15,778	32,942
Customer relationship	-	90,479
Technique	-	43,085
Non-compete	-	6,900
Total cost	193,583	799,121
Less: accumulated amortization	(4,493)	(53,270)
Intangible assets, net	189,090	745,851

During the years ended December 31, 2020 and 2021, the Company acquired intangible assets amounting to nil and RMB622,151, respectively, in connection with business combinations, which were measured at fair value upon acquisition. Details of intangible assets acquired in connection with business combinations are included in Note 20.

Amortization costs recognized for the years ended December 31, 2019, 2020 and 2021 were RMB 907, RMB 3,476 and RMB 50,705, respectively.

No impairment was recorded for the years ended December 31, 2019, 2020 and 2021.

As of December 31, 2021, estimated amortization expenses for future periods are expected to be as follows:

Year ended December 31,
RMB

2022	54,056
2023	53,718
2024	53,058
2025	52,474
2026 and thereafter	532,545
Total expected amortization expense	745,851

The weighted average amortization periods of intangible assets as of December 31, 2020 and 2021 are 14.1 years and 16.3 years, respectively.